Schedule of recognized deferred tax assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		₨ 8,953	₨ 14,281
OCI gratuity		1,043	1,117
Total deferred tax asset	$ 132	9,996	15,398
Total deferred tax liability	$ (152)	(11,513)	(14,413)
Net deferred tax asset		(1,517)	985
Property plant and equipment intangible assets and ROU assets [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		3,596	5,635
Total deferred tax liability		(11,513)	(14,413)
Net deferred tax asset		(7,917)	(8,778)
Trade and Other Receivables [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		2,281	4,656
Net deferred tax asset		2,281	4,656
Employee Benefits [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		3,009	2,531
Net deferred tax asset		3,009	2,531
Provision For Expenses [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		25	1,459
Net deferred tax asset		25	1,459
Loss Available for Offsetting Against Future Taxable Income [Member]
DisclosureOfDeferredTaxesLineItems [Line Items]
Deferred tax asset		42
Net deferred tax asset		₨ 42